Share capital and other equity	12 Months Ended
Dec. 31, 2025
Share capital and other equity
Share capital and other equity

21 Share capital and other equity

Share capital consists of ordinary shares and preference shares and is measured as the number of shares allotted and fully paid, multiplied by the nominal value of a share. Other equity includes paid-in equity, merger reserve, capital redemption reserve and own shares held.

For accounting policy information refer to Accounting policy 3.10.

			Number of shares
	2025	2024	2025	2024
Allotted, called up and fully paid	£m	£m	000s	000s
Ordinary shares of £1.0769 (1)	8,860	8,972	8,227,042	8,331,145
Cumulative preference shares of £1	0.5	0.5	483.0	483.0

(1)	The nominal value of ordinary shares without rounding is £1.076923076923077 per share.

		Number of shares
Movement in allotted, called up and fully paid ordinary shares	£m	000s
At 31 December 2023	9,683	8,991,737
Share cancellation	(711)	(660,592)
At 31 December 2024	8,972	8,331,145
Share cancellation	(112)	(104,103)
At 31 December 2025	8,860	8,227,042

Ordinary shares

There is no authorised share capital under the company’s constitution. At 31 December 2025, the directors had authority granted at the 2025 Annual General Meeting (AGM) to issue up to £435 million nominal of ordinary shares other than by pre-emption to existing shareholders.

21 Share capital and other equity continued

On-market purchases

At the AGM in 2025, shareholders renewed the authority (2025 Authority) for the company to make on-market purchases of up to 807,750,182 ordinary shares. The directors used the 2025 Authority to carry out a share buyback programme (the 2025 Programme) of up to £750 million, as announced to the market on 28 July 2025.

The 2025 Programme started on 28 July 2025 and will end no later than 13 February 2026, provided that the term of the 2025 Programme may be extended to end no later than 13 March 2026 to account for any days where usual trading has not been possible because of market events during the term of the 2025 Programme.

As at 31 December 2025, 104,103,117 ordinary shares (nominal value £112,111,049) have been purchased by the company under the 2025 Programme at a volume weighted average price of 551.8173 pence per ordinary share for a total consideration of £574,458,965. All of the purchased ordinary shares were cancelled, representing 1.27% of the company’s issued ordinary share capital.

Off-market purchases

The authority from shareholders to make off-market purchases of ordinary shares from HMT (or its nominee) was renewed at the 2025 AGM.

The company did not make any off-market purchases under this authority in 2025.

Dividends

In 2025 NatWest Group paid an interim dividend of £768 million, or 9.5 pence per ordinary share (2024 – £498 million, or 6 pence per ordinary share).

The company has announced that the directors have recommended a final dividend of £1.8 billion, or 23.0 pence per ordinary share (2024 – £1.2 billion, or 15.5 pence per ordinary share). The final dividend recommended by directors is subject to shareholders’ approval at the AGM on 28 April 2026. If approved, payment will be made on 5 May 2026 to shareholders on the register at the close of business on 20 March 2026. The ex- dividend date will be 19 March 2026.

Cumulative preference shares

At the AGM in 2025, shareholders renewed the authority for the company to make an off-market purchase of its preference shares. Shareholders will be asked to renew the authority at the AGM in 2026.

21 Share capital and other equity continued

Other equity

	2025	2024	2023
	£m	£m	£m
Additional Tier 1 notes
$1.15 billion 8.000% notes callable August 2025	—	736	735
$1.50 billion 6.000% notes callable
December 2025 - June 2026	—	1,220	1,220
£1.00 billion 5.125% notes callable May - November 2027 (1)	998	998	998
£0.40 billion 4.5% notes callable March 2028 (2)	399	399	399
$0.75 billion 4.6% notes callable June 2031 (3)	539	539	538
£0.75 billion 7.50% notes callable February 2032 (4)	748	—	—
$1.00 billion 8.125% notes callable November 2033 (5)	798	798	—
$0.75 billion 7.3% notes callable November 2034 (6)	590	590	—
£0.50 billion 7.625% notes callable February 2035 (7)	499	—	—
	4,571	5,280	3,890

(1)	Issued in November 2020. In the event of conversion, converted into ordinary shares at a price of £1.764 per share.
(2)	Issued in March 2021. In the event of conversion, converted into ordinary shares at a price of £1.764 per share.
(3)	Issued in June 2021. In the event of conversion, converted into ordinary shares at a price of $2.462 (translated at applicable exchange rate) per share.
(4)	Issued in March 2025. In the event of conversion, converted into ordinary shares at a price of £1.764 per share.
(5)	Issued in May 2024. In the event of conversion, converted into ordinary shares at a price of $2.205 (translated at applicable exchange rate) per share.
(6)	Issued in November 2024. In the event of conversion, converted into ordinary shares at a price of $2.226 (translated at applicable exchange rate) per share.
(7)	Issued in September 2025. In the event of conversion, converted into ordinary shares at a price of £1.764 per share.

Paid-in equity - comprises equity instruments issued by the company other than those legally constituted as shares.

Additional Tier 1 instruments issued by NatWest Group plc having the legal form of debt are classified as equity under IFRS. The coupons on these instruments are non-cumulative and payable at the company’s discretion. In the event NatWest Group’s CET1 ratio falls below 7% any outstanding instruments will be converted into ordinary shares at a fixed price.

Capital recognised for regulatory purposes cannot be redeemed without Prudential Regulation Authority consent. This includes ordinary shares, preference shares and Additional Tier 1 instruments.

Merger reserve - the merger reserve comprises the premium on shares issued to acquire NatWest Bank Plc less goodwill amortisation charged under previous GAAP.

Capital redemption reserve - under UK companies legislation, when shares are redeemed or purchased wholly or partly out of the company’s profits, the amount by which the company’s issued share capital is diminished must be transferred to the capital redemption reserve. The capital maintenance provisions of UK companies legislation apply to the capital redemption reserve as if it were part of the company’s paid up share capital. The nominal value of the shares bought back from market during 2025 and via the Programme during 2025 have been transferred to the Capital redemption reserve.

Own shares held - at 31 December 2025, 10 million ordinary shares of £1.0769 each of the company (2024 – 11 million) were held by employee share trusts in respect of share awards and options granted to employees. During 2025, the employee share trusts purchased no ordinary shares and delivered 1 million ordinary shares in satisfaction of the exercise of options and the vesting of share awards under the employee share plans. The company retains the flexibility to use newly issued shares, shares purchased by the NatWest Group Employee Share Ownership Trust and any available treasury shares to satisfy obligations under its employee share plans.

The company does not use performance conditions or targets based on earnings per share (EPS), total shareholder return (TSR), and net asset value (NAV) in connection with its employee share plans.

The company has used a total of 56 million treasury shares in 2025 to satisfy the exercise of options and the vesting of share awards under the employee share plans. The balance of ordinary shares held in treasury as at 31 December 2025 was 221 million.

NatWest Group plc optimises capital efficiency by maintaining reserves in subsidiaries, including regulated entities. Certain preference shares and subordinated debt are also included within regulatory capital. The remittance of reserves to the company or the redemption of shares or subordinated capital by regulated entities may be subject to maintaining the capital resources required by the relevant regulator.

UK law prescribes that only the reserves of the company are taken into account for the purpose of making distributions and in determining permissible applications of the share premium account.